S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Apr. 06, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Our Sponsor
Our sponsor is a
Delaware limited liability company
, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Delaware
Limited Liability Company
Act and other applicable law, our sponsor’s business is focused on investing in our company.
Philip Kassin, our Chief Executive Officer and Director, Jeffrey Douglas Epstein, our President and Director, and an affiliate of Stuart Ellman, the Chairman of our board of directors, are the members of our sponsor, and Stuart Ellman, Philip Kassin, and Jeffrey Douglas Epstein are the managers of our sponsor and control the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
As of the date hereof, Philip Kassin and Jeffrey Douglas Epstein each own approximately 16.67% of the membership interests in our sponsor and an affiliate of RRE Ventures owns the other approximately 66.67% of the membership interests of our sponsor.

In March 2026, our sponsor sold an aggregate of 2,718,000 Class B ordinary shares to our management team (or their affiliates), the third-party at-risk investors, and a consultant at the same per-share price that our sponsor purchased such shares. These 2,718,000 shares will not be subject to forfeiture in the event the underwriter’s over-allotment option is not exercised. Other than our management team, none of the other persons who hold membership interests indirectly in our sponsor intend to actively manage the company’s activities. Our sponsor is not controlled by and does not have any members who are, or has substantial ties with, a non-U.S. person.

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriter’s over-allotment
option is not exercised:

Entity/ Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

RRE Sponsor, LLC
9,583,333 Class B ordinary shares (which include the Class B
Anti-Dilution
Adjustment as described in “—
Founder shares conversion and anti
-dilution
”)

If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 25.0% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the Class A ordinary shares underlying the private placement warrants).
		$25,000

	4,510,000 private placement warrants (regardless of whether the over-allotment option is exercised) to be purchased simultaneously with the closing of this offering	$4,510,000

RRE Sponsor, LLC or an affiliate thereof	Repayment of loans made to us to cover offering related and organizational expenses Repayment of working capital loans to finance transaction costs in connection with an initial business	Up to $500,000 Up to $1,500,000 in working capital loans may be convertible

Entity/ Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

	combination	into private placement warrants of the post-business combination entity at a price of $1.00 per warrant at the option of the lender

RRE Sponsor, LLC and our officers, independent directors, advisors, consultants or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

Kujo Capital	$7,500 per month, plus a rate of $200 per hour for additional services required and authorized by the Company Payment in cash	Customary fees for assisting with finance, accounting, treasury and SEC-reporting activities, pursuant to an engagement letter

Management team and their affiliates	2,112,500 founder shares	$5,510.98
Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering. The Class A ordinary shares issuable in connection with the conversion of the founder shares may result in additional material dilution to our public shareholders due to the anti-dilution
rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion at the time of our initial business combination. In addition, the Class A ordinary shares issuable in connection with the exercise of the private placement warrants, including those private placement warrants converted from working capital loans (as described in this prospectus), may result in material dilution to our public shareholders if the $11.50 exercise price of the private placement warrants is significantly less than the market price of our shares at the time such private placement warrants are exercised, or if the private placement warrants are exercised on a cashless basis because the cashless exercise of the warrants will not result in any cash proceeds to us. As a result, the holders of our founder shares (including our sponsor and certain of our directors and officers that indirectly own founder shares) are likely to earn a substantial profit after our initial business combination even if the trading price of our Class A ordinary shares declines after we complete our initial business combination. See the section titled “
Risk Factors—Risks Relating to our Securities—The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination
.”
The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, or at any time prior thereto at the option of the holders thereof, on a one-for-one
basis, subject to adjustment, for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or any other equity-linked
securities, are issued or deemed issued in excess of the amounts sold in this offering and related to or in connection with the closing of the initial business combination, the ratio at which Class B ordinary shares convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, 25% of the sum of (i) the total number of all Class A ordinary shares outstanding upon the completion of this offering, plus (ii) all Class A ordinary shares and equity-linked
securities issued or deemed issued in connection with our initial business combination (excluding any shares or equity-linked
securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent
units issued to our sponsor or any of its affiliates or to our officers and directors upon conversion of working capital loans) minus (iii) any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination (“Class B
Anti-Dilution
Adjustment”); provided that such conversion of founder shares will never occur on a less than one-for-one
basis.
In addition, conversion of up to $1,500,000 in working capital loans made to finance transaction costs in connection with an initial business combination into warrants of the post-business combination entity at a price of $1.00 per warrant may result in material dilution to our public shareholders. Certain of our officers and directors, along with the third-party at-risk investors, committed to purchase, and pre-funded the purchase of, the private placement warrants from our sponsor.
We may raise additional funds through issuance of ordinary shares and/or convertible equity in connection with an initial business combination, and as a result our public shareholders may suffer significant dilution or have other adverse impacts. See the section titled “
Risk Factors—Risks Relating to our Search for, and Consummation of or Inability to Consummate, a Business Combination—We may issue additional Class
 A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class
 A ordinary shares upon the conversion of the founder shares at a ratio greater than one
-to
-one
at the time of our initial business combination as a result of the anti
-dilution
provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks
.” This dilution would increase to the extent that the
anti-dilution
provision of the founder shares result in the issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion of the founder shares at the time of our initial business combination. In addition, the exercise of any warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. See “
Dilution
”. The cashless exercise of the private placement warrants, including private placement warrants that may be issued upon conversion of working capital loans may result in significant dilution to purchasers in this offering.

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares, private placement warrants and units (if any are purchased in connection with the offering), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Units, warrants, ordinary shares or other securities convertible into, or exercisable/ exchangeable for, such securities	180 days from the date of the prospectus
RRE Sponsor, LLC

Bruce Bernstein

Brian Daly

Stuart Ellman

Jeffrey Douglas Epstein

Dan Galpern

James Gertler

Philip Kassin

Robert S. Mancini

Kendrick Meek

Andrew Kucharchuk

Third-party
at-risk
investors
Transfers permitted with the prior written consent of the representative, subject to certain exceptions

Founder Shares	Earlier to occur of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property 30 days after the completion of our initial business combination	Same as above	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with a business combination or in connection with the consummation of an initial business combination at prices no

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement with the Company agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement (including provisions relating to voting, the trust account and liquidating distributions).
In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares or any of our other securities, including for no consideration, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.